UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

                              With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2016

Item #1. Reports to Stockholders.

INDEX	CBOE Vest S&P 500 Buffer Protect Strategy Fund CBOE Vest Defined Distribution Strategy Fund (collectively, the “CBOE Vest Funds”)

The Vest Family of Funds

For the period August 23, 2016* to October 31, 2016
*Inception date.

Annual Report to Shareholders

CBOE Vest S&P 500® Buffer Protect Strategy Fund

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Table of Contents
October 31, 2016

Shareholder Letter
October 31, 2016

Dear Shareholder:

We are pleased to present the CBOE Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”) Annual Report to Shareholders for the fiscal period ending October 31, 2016.

For the period starting from the inception date of August 23, 2016 and ending October 31, 2016, the net asset value (“NAV”) per Institutional Class Share of the Fund decreased by 1.20%. We compare this performance of the Fund against the Fund’s benchmark and the US Stock Market performance.

Performance Benchmark

The Fund seeks to track the CBOE® Vest S&P 500® Buffer Protect Index Balanced Series, a composite of the twelve (12) CBOE® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options ("FLEX Options") with varying strikes and expiration dates. From August 23, 2016 to October 31, 2016, the benchmark index decreased by 0.97%. The performance of the Fund was lower than its benchmark by an amount of 0.23% due to fees and expenses borne by the Fund.

Stock Market Performance

Due to the high correlation of the returns of the Fund and the US stock markets, we also review the performance of the US stock market. The total return for the S&P 500 Index from August 23, 2016 to October 31, 2016 was -2.59%.

CBOE Vest Lineup is Expanding

During the third quarter of 2016, the CBOE Vest Financial LLC (the “Adviser”) team launched its first two flagship funds, The CBOE Vest S&P 500® Buffer Protect Strategy Fund and The CBOE Vest Defined Distribution Strategy Fund. We remain focused on executing our strategy and continue offering new and innovative products to help you manage risks or enhance returns. We expect to launch the third fund, CBOE Vest S&P 500® Enhanced Growth Strategy Fund in the fourth quarter of 2016. This fund will be benchmarked to the CBOE S&P 500® Enhanced Growth Index.

Thank you for your continued support and trust in our ability to manage your investments in the Fund.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Comparison of $100,000 Investment
As of October 31, 2016 (unaudited)

Institutional Class Shares
CBOE Vest S&P 500® Buffer Protect Strategy Fund
vs. The CBOE S&P 500® Buffer Protect Balanced Series Index

Institutional Shares

Total
Return
Since Inception
08/23/16 to 10/31/16

CBOE Vest S&P 500® Buffer Protect Strategy Fund	-1.20%
CBOE S&P 500® Buffer Protect Balanced Series Index	-0.97%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE S&P 500® Buffer Protect Series Index, a composite of the twelve (12) CBOE® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options (“FLEX Options”) with varying strikes and expiration dates.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of October 31, 2016 (unaudited)

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Investments
As of October 31, 2016

	Shares	Fair Value

MONEY MARKET FUND – 1.31%
Federated Treasury Obligations Fund, 0.20%(A)(B)	3,430	$3,430

(Cost: $3,430)
	Contracts

CALL OPTIONS – 96.59%
SPDR S&P 500 ETF Trust
Expiration: October 2017, Exercise Price $0.010	1	20,800
Expiration: September 2017, Exercise Price $0.010	1	20,800
Expiration: August 2017, Exercise Price $0.010	1	20,912
Expiration: May2017, Exercise Price $0.010	1	21,027
Expiration: April 2017, Exercise Price $0.010	1	21,027
Expiration: July 2017, Exercise Price $0.010	1	20,912
Expiration: June 2017, Exercise Price $0.010	1	20,912
Expiration: March 2017, Exercise Price $0.010	1	21,128
Expiration: February 2017, Exercise Price $0.010	1	21,128
Expiration: January 2017, Exercise Price $0.010	1	21,128
Expiration: December 2016, Exercise Price $0.010	1	21,128
Expiration: November 2016, Exercise Price $0.010	1	21,254

TOTAL CALL OPTION		252,156

(Cost: $256,887)

PUT OPTIONS – 3.95%
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $204.91	1	769
Expiration: April 2017, Exercise Price $210.10	1	864
Expiration: July 2017; Exercise Price $217.09	1	1,446
Expiration: June 2017, Exercise Price $207.75	1	994
Expiration: October 2017, Exercise Price $214.40	1	1,652
Expiration: September 2017, Exercise Price $215.83	1	1,576
Expiration: August 2017, Exercise Price $218.37	1	1,561
Expiration: March 2017, Exercise Price $203.34	1	516
Expiration: February 2017, Exercise Price $192.88	1	256
Expiration: January 2017, Exercise Price $185.65	1	111
Expiration: December 2016, Exercise Price $208.03	1	369
Expiration: November 2016, Exercise Price $208.73	1	189

TOTAL PUT OPTION		10,303

(Cost: $10,443)
OPTIONS – 100.54%		262,459

TOTAL INVESTMENTS – 101.85%
(Cost: $270,760)		$265,889

Liabilities in excess of other assets - (1.85%)		(4,837)

NET ASSETS	100.00%	$261,052

(A)	Effective 7 day yield as of October 31, 2016.
(B)	All or a portion of this security is held as collateral for written options.

See Notes to Financial Statements

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Options Written
As of October 31, 2016

		Fair
	Contracts	Value

OPTIONS WRITTEN – (2.37%)

CALL OPTION – (0.63%)
SPDR S&P 500 ETF Trust
Expiration: November 2016, Exercise Price $231.49	1	$–
Expiration: January 2017, Exercise Price $212.66	1	(509)
Expiration: December 2016, Exercise Price $235.26	1	(2)
Expiration: March 2017, Exercise Price $227.19	1	(113)
Expiration: February 2017, Exercise Price $220.60	1	(229)
Expiration: July 2017, Exercise Price $241.45	1	(71)
Expiration: June 2017, Exercise Price $239.13	1	(67)
Expiration: May 2017, Exercise Price $232.27	1	(115)
Expiration: April 2017, Exercise Price $234.48	1	(51)
Expiration: September 2017, Exercise Price $240.80	1	(124)
Expiration: August 2017, Exercise Price $233.68	1	(218)
Expiration: October 2017, Exercise Price $239.20	1	(157)

TOTAL CALL OPTIONS WRITTEN		(1,656)

(Premiums received: $(3,775))

PUT OPTION – (1.74%)
SPDR S&P 500 ETF Trust

Expiration: November 2016, Exercise Price $187.86	1	(15)
Expiration: December 2016, Exercise Price $187.23	1	(66)
Expiration: January 2017, Exercise Price $167.09	1	(44)
Expiration: February 2017, Exercise Price $173.59	1	(82)
Expiration: March 2017, Exercise Price $183.01	1	(189)
Expiration: August 2017, Exercise Price $196.53	1	(753)
Expiration: September 2017, Exercise Price $194.25	1	(768)
Expiration: October 2017, Exercise Price $192.96	1	(794)
Expiration: June 2017, Exercise Price $186.98	1	(457)
Expiration: July 2017, Exercise Price $195.38	1	(670)
Expiration: April 2017, Exercise Price $189.09	1	(363)
Expiration: May 2017, Exercise Price $184.42	1	(338)

TOTAL PUT OPTIONS WRITTEN		(4,539)

(Premiums received: $(5,334))

TOTAL OPTIONS WRITTEN		$(6,195)

(Premiums received: $(9,109))

See Notes to Financial Statements

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Investments
As of October 31, 2016

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October 31, 2016:

Assets:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Received	Net
	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Amount

Description
Purchased Options	$262,459	$ –	$262,459	$(789)	$ –	$261,670

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount

Description
Written Options	$(6,195)	$ –	$(6,195)	$789	$5,406	$ –

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statement of Assets & Liabilities
October 31, 2016

ASSETS
Investments at fair value (identified cost of $270,760)	$265,889
Cash deposits with broker	1,976
Dividends and interest receivable	1
Receivable from investment manager	18,682

TOTAL ASSETS	286,548

LIABILITIES
Options written at fair value (premiums received $(9,109))	6,195
FLEX options pricing fees	1,411
Accrued custody fees	947
Accrued administration and transfer agent fees	6,428
Accrued professional fees	2,309
Other accrued expenses	8,206

TOTAL LIABILITIES	25,496

NET ASSETS	$261,052

Net Assets Consist of:
Paid-in-capital applicable to 26,410 no par value shares of
beneficial interest outstanding, unlimited shares authorized	264,100
Accumulated net realized gain (loss) on investments	(474)
Net unrealized appreciation (depreciation) of investments	(1,957)
Accumulated undistributed net investment income (loss)	(617)

Net Assets	$261,052

NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$261,052
Shares Outstanding	26,410
Net Assets Value, Offering and Redemption Price Per Share	$9.88

See Notes to Financial Statements

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statement of Operations
For the period August 23, 2016* to October 31, 2016

INVESTMENT INCOME
Interest	$2

Total investment income	2

EXPENSES
Investment management fees (Note 2)	371
Recordkeeping and administrative services (Note 2)	2,363
Accounting fees (Note 2)	2,365
Custody fees	947
Transfer agent fees (Note 2)	1,701
Professional fees	3,987
Compliance fees	1,167
Shareholder servicing and reports	7,019
FLEX Options pricing fees (Note 2)	1,936
Other	1,367

Total expenses	23,223
Management fee waivers and reimbursed expenses (Note 2)	(22,604)

Net Expenses	619

Net investment income (loss)	(617)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on put options purchased	(154)
Net realized gain (loss) on call options purchased	(404)
Net realized gain (loss) on put options written	25
Net realized gain (loss) on call options written	59

Net realized gain (loss) on options purchased and written	(474)

Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased	(4,731)
Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased	(140)
Net increase (decrease) in unrealized appreciation (depreciation) on put options written	795
Net increase (decrease) in unrealized appreciation (depreciation) on call options written	2,119

Net increase (decrease) in unrealized appreciation (depreciation) on options purchased and written	(1,957)

Net realized and unrealized gain (loss) on investments	(2,431)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,048)

* Inception date

See Notes to Financial Statements

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statement of Changes in Net Assets

Period
August 23, 2016* to
October 31, 2016

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(617)
Net realized gain (loss) on options purchased and written	(474)
Net increase (decrease) in unrealized appreciation (depreciation) of options purchased and options written	(1,957)

Increase (decrease) in net assets from operations	(3,048)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold	274,100
Shares redeemed	(10,000)

Increase (decrease) in net assets from capital stock transactions	264,100

NET ASSETS
Increase (decrease) during period	261,052
Beginning of period	–

End of period**	$261,052

** Includes accumulated undistributed net investment income (loss) of:	$(617)

* Inception date

See Notes to Financial Statements

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Period
	August 23, 2016* to
	October 31, 2016

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.10)

Total from investment activities	(0.12)

Net asset value, end of period	$9.88

Total Return	(1.20	%)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	46.89	%**
Expenses, net of waiver (Note 2)	1.25	%**
Net investment income (loss)	(0.98	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000’s)	$261

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016

Note 1 – Organization and Significant Accounting Policies

The CBOE Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was August 23, 2016.

The investment objective is to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

The methodology for the Fund was created by the Chicago Board Options Exchange (“CBOE”), the majority owner of the Adviser. The value of the Fund is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®. The Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

FLEX Options are valued by a combination of an affiliated pricing service and an independent third party pricing service both of which utilize an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total

Money Market Fund	$3,430	$–	$–	$3,430
Call Options	–	252,156	–	252,156
Put Options	–	10,303	–	10,303

	$3,430	$262,459	$–	$265,889

Liabilities
Call Options written	$–	$(1,656)	$–	$(1,656)
Put Options written	–	(4,539)	–	(4,539)

	$–	$(6,195)	$–	$(6,195)

Refer to the Fund’s Schedules of Investments and Options Written for a listing of the securities by security type.

There were no transfers into or out of any levels during the period August 23, 2016 to October 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period August 23, 2016 to October 31, 2016.

Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period August 23, 2016 to October 31, 2016, there were no such reclassifications.

Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. The Fund currently offers Class A, Class C, Investor Class and Institutional Class shares. At October 31, 2016, there were no Class A, Class C or Investor Class shares outstanding.

Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Derivative	Fair Value Asset Derivatives

Purchased Options – Put	$252,156
Purchased Options – Call	10,303

	$262,459	*

Derivative	Fair Value Liability Derivatives

Written Options - Put	$(4,539)
Written Options – Call	(1,656)

	$(6,195	)**

*  Statement of Assets and Liabilities location: Investments at fair value
** Statement of Assets and Liabilities location: Options written at fair value

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period August 23, 2016 to October 31, 2016 is as follows:

		Change in Unrealized
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	On Derivatives	on Derivatives
	Recognized	Recognized
Derivative	in Income*	in Income**

Purchased Options – Put	$(154)	$(140)
Purchased Options – Call	(404)	(4,731)
Written Options – Put	25	795
Written Options – Call	59	2,119

*	Statement of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

The activity in options purchased and written during the period August 23, 2016 to October 31, 2016 is as follows:

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Options Purchased	Contracts	Premiums Paid

Options outstanding, beginning of period	–	$–
Options purchased	28	310,885
Options closed	(4)	(43,555)

Options outstanding, end of period	24	$267,330

Options Written	Contracts	Premiums Received

Options outstanding, beginning of period	–	$–
Options written	28	9,202
Options closed	(4)	(93)

Options outstanding, end of period	24	$9,109

Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

CBOE Vest Financial LLC (the “Adviser”), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the period August 23, 2016 to October 31, 2016, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses

0.75%	$371	$371	$22,233

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of October 31, 2016 was $22,604 which expires October 31, 2019.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period August 23, 2016 to October 31, 2016, FDCC received no underwriting fees.

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class, Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares and Class A Shares expenses and 1.00% for Class C Share expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

The Fund has adopted a shareholder service plan with respect to its Investor, Institutional Class Shares, Class A Shares and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Commonwealth Fund Services, Inc. ("CFS") acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

For the period August 23, 2016 to October 31, 2016, CFS received the following fees:

Administration	Transfer Agent	Accounting

$2,363	$1,701	$2,365

The Fund receives pricing from CBOE Customized Options Pricing Services (“COPS”), an affiliate of CBOE. For the period August 23, 2016 to October 31, 2016, COPS received $1,936 for its pricing services.

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

Note 3 – Investments

The cost of purchases and proceeds from the sales of securities other than money market securities for the period August 23, 2016 to October 31, 2016, were as follows:

Purchases	Sales

$310,885	$43,000

The above amounts do not include the following:

Premiums	Written
from options	options
written	bought back

$ 9,202	$ 8

Note 4 – Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund plans to make distributions at least annually.

There were no distributions paid during the period August 23, 2016 to October 31, 2016.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Period August 23,
2016 to
October 31,
2016

Accumulated net realized gain (loss)	$(474)
Other accumulated gains	2,297
Net unrealized appreciation (depreciation) on investments	(4,871)

$(3,048)

Other accumulated gains include qualified late year ordinary losses of $617 and unrealized gain on written options of $2,914.

As of October 31, 2016, the Fund had a $474 capital loss carryforward that may be carried forward indefinitely and retains the character of short-term capital loss.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation

$270,760	$321	$(5,192)	$(4,871)

Note 5 – Capital Stock Transactions

Capital stock transactions were:

Period August 23, 2016 to
October 31, 2016

Institutional Class Shares

Shares sold	27,412
Shares redeemed	(1,002)

Net increase (decrease)	26,410

Note 6 – Control Persons

A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

As of October 31, 2016, the Adviser owned 96.17% of the outstanding shares of the Fund and is considered a control person.

Note 7 – Organizational and Offering Costs

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.

Note 8 – Subsequent Events

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Report of Independent Registered Public Accounting Firm
October 31, 2016

To the Shareholders of CBOE Vest S&P 500® Buffer Protect Strategy Fund and Board of Trustees of World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of CBOE Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”), a series of World Funds Trust, as of October 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period August 23, 2016 (commencement of operations) through October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period August 23, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2016

Supplemental Information
World Funds Trust (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

Non-Interested Trustees

Number
		Term of		of Funds
	Position(s)	Office and	Principal	in Fund	Other
Name,	Held	Length of	Occupation(s)	Complex	Directorships
Address	With the	Time	During the	Overseen	Held by
and Age	Trust	Served	Past Five Years	by Trustee	Trustee

David J. Urban	Trustee	Indefinite,	Dean, Jones College of	49	None
8730 Stony Point Pkwy		Since	Business, Middle Tennessee
Suite 205		June 2010	State University since
Richmond, VA 23235			July 2013; Virginia
Age: 61			Commonwealth University,
Professor of Marketing from
1989 to 2013.

Mary Lou H. Ivey	Trustee	Indefinite,	Accountant, Harris,	49	None
8730 Stony Point Pkwy		Since	Hardy & Johnstone, P.C.,
Suite 205		June 2010	accounting firm,
Richmond, VA 23235			since 2008.
Age: 58

Theo H. Pitt, Jr.	Trustee	Indefinite;	Senior Partner, Community	49	Independent Trustee
8730 Stony Point Pkwy		Since	Financial Institutions		of Gardner Lewis
Suite 205		August 2013	Consulting (bank consulting)		Investment Trust
Richmond, VA 23235			since 1997 to present.		for the one series of
Age: 80					that trust; Leeward Investment Trust for
the one series of that
trust; Hillman
Capital Management Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered investment
companies).

Supplemental Information
World Funds Trust (The “Trust”) (unaudited) – (continued)

Officers Who are not Trustees

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

John Pasco III	President	Indefinite,	President, Treasurer and	N/A	N/A
8730 Stony Point Pkwy	and	Since	Director of Commonwealth
Suite 205	Principal	June 2010	Fund Services, Inc., the Trust’s
Richmond, VA 23235	Executive		Administrator, Transfer Agent,
Age: 71	Officer		Disbursing Agent, and
Accounting Services Agent
since 1993; and President
and Director of First
Dominion Capital Corp.;
the Trust’s underwriter.
Mr. Pasco is a certified
public accountant.

Karen M. Shupe	Treasurer	Indefinite,	Managing Director of Fund	N/A	N/A
8730 Stony Point Pkwy	and	Since	Operations, Commonwealth
Suite 205	Principal	June 2008	Fund Services, Inc.,
Richmond, VA 23235	Financial		2003-present.
Age: 52	Officer

David Bogaert	Vice	Indefinite,	Managing Director of	N/A	N/A
8730 Stony Point Pkwy	President	Since	Business Development,
Suite 205		November	Commonwealth Fund
Richmond, VA 23235		2013	Services, Inc., October
Age: 52			2013 – present; Senior Vice
President of Business
Development and other
positions for Huntington
Asset Services, Inc. from
1986 to 2013.

Ann T. MacDonald	Assistant	Indefinite,	Director, Fund Administration	N/A	N/A
8730 Stony Point Pkwy	Treasurer	Since	and Fund Accounting,
Suite 205		November	Commonwealth Fund
Richmond, VA 23235		2015	Services, Inc., 2003 – present.
Age: 62

John H. Lively	Secretary	Indefinite,	Attorney, The Law Offices of	N/A	N/A
8730 Stony Point Pkwy		Since	John H. Lively & Associates,
Suite 205		November	Inc. (law firm), March 2010
Richmond, VA 23235		2013	to present.
Age: 47

Supplemental Information
World Funds Trust (The “Trust”) (unaudited) – (Continued)

Officers Who are not Trustees (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Holly B. Giangiulio	Assistant	Indefinite,	Managing Director,	N/A	N/A
8730 Stony Point Pkwy	Secretary	Since	Corporate Operations,
Suite 205		November	Commonwealth Fund
Richmond, VA 23235		2015	Services, Inc., January
Age: 53			2015-present, Corporate
Accounting and HR Manager
from 2010 to 2015.

Julian G. Winters	Chief	Indefinite,	Managing Member of	N/A	N/A
8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Compliance Officer	Since August 2013	Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS WITH CBOE VEST

At a meeting held on April 21, 2016, the Board of Trustees (the “Board”) considered the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Vest Financial, LLC, a CBOE

Supplemental Information
World Funds Trust (The “Trust”) (unaudited) – (Continued)

Company (“Vest”) on behalf of the Vest Funds.1 Legal counsel to the Trust (“Counsel”) reminded the Board that the 1940 Act requires the approval of the investment advisory agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board reflected on its discussions regarding the proposed Advisory Agreement, expense limitation agreement and the anticipated manner in which the Vest Funds would be managed with a representative from Vest at the Meeting. Counsel once again referred to the Board Materials that had been provided in connection with the approval of the Advisory Agreement for the Vest Funds, and he reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Vest Funds, including information presented to the Board in Vest’s presentation earlier in the Meeting and at the Board’s February 2016 meeting, such as information regarding the expense limitation agreement and the manner in which the Vest Funds would be managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Vest Funds and their shareholders; (ii) presentations by Vest management addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Vest Funds; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV of Vest; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Vest, including financial information, a description of personnel and the services provided to the Vest Funds, information on investment advice, performance, summaries of

[1]	The Vest Funds include: CBOE Vest Defined Distribution Strategy Fund, CBOE Vest S&P 500® Buffer Protect Strategy Fund, CBOE Vest S&P 500® Buffer Protect (January) Fund, CBOE Vest S&P 500® Buffer Protect (February) Fund, CBOE Vest S&P 500® Buffer Protect (March) Fund, CBOE Vest S&P 500® Buffer Protect (April) Fund, CBOE Vest S&P 500® Buffer Protect (May) Fund, CBOE Vest S&P 500® Buffer Protect (June) Fund, CBOE Vest S&P 500® Buffer Protect (July) Fund, CBOE Vest S&P 500® Buffer Protect (August) Fund, CBOE Vest S&P 500® Buffer Protect (September) Fund, CBOE Vest S&P 500® Buffer Protect (October) Fund, CBOE Vest S&P 500® Buffer Protect (November) Fund, and CBOE Vest S&P 500® Buffer Protect (December) Fund (the “Vest Funds”).

Supplemental Information
World Funds Trust (The “Trust”) (unaudited) – (Continued)

anticipated expenses for the Vest Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Vest Funds; (iii) the anticipated effect of size on the Vest Funds’ performance and expenses; and (iv) benefits to be realized by Vest from its relationship with the Trust and the Vest Funds. The Board also considered the affiliations of Vest and the potential compliance issues that could arise from those affiliations – the Board noted that Vest had taken measures to ensure that any arrangements potentially involving the Vest Funds and affiliates of Vest would be conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Vest.

In this regard, the Board considered the responsibilities of Vest under the Advisory Agreement. The Board reviewed the services to be provided by Vest to the Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Vest Funds’ investment objectives and limitations; the anticipated coordination of services for the Vest Funds among the service providers, and the anticipated efforts of Vest to promote the Vest Funds and grow assets. The Board considered: Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered the financial condition of Vest and its affiliates. The Board considered the measures that Vest had put in place to ensure compliance with applicable law and regulations, including specifically those governing relationships with affiliates of Vest. After reviewing the foregoing and further information from Vest, the Board concluded that the quality, extent, and nature of the services to be provided by Vest were satisfactory and adequate for the Vest Funds.

Investment Performance of the Vest Funds.

The Board noted that the Vest Funds have not yet commenced operations. The Board also noted that Vest has represented that it is a new investment advisory firm that began operations a year ago and provides managed account product offerings to individuals and other advisers, but that those investments are

Supplemental Information
World Funds Trust (The “Trust”) (unaudited) – (Continued)

customized for each individual customer and that due to this high level of customization performance of the strategies could not be compared to how the Vest Funds would operate.

The costs of services to be provided and profits to be realized by Vest from the relationship with the Vest Funds.

 In this regard, the Board considered: the financial condition of Vest and the level of commitment to the Vest Funds by Vest’s principals and its affiliate; and the expenses of the Vest Funds, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for Vest in managing each of the Vest Funds. The Board compared the fees and expenses of the Vest Funds (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that at this time it was uncertain which category would be utilized by applicable outside rating agencies and in that regard, the Board considered the fees of the Vest Funds compared to a “US Long/Short Equity” category and to a “Multi-Alternative” category. The Board noted that the advisory fees to be paid to Vest under the Advisory Agreement with respect to each of the Vest Funds, which reflects a tiered breakpoint arrangement, was lower than the average for each of the comparative categories. The Board also noted that to the extent that the master S&P 500 based Vest Fund invests in any of the monthly S&P 500 based Vest Funds, the advisory fee on those assets would be waived by Vest. The Board also determined that these advisory fees were within an acceptable range in light of the services to be rendered by Vest. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Vest with respect to each of the Vest Funds were fair and reasonable.

The extent to which economies of scale would be realized as the Vest Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Vest Funds’ investors.

In this regard, the Board considered the Vest Funds’ fee arrangements with Vest. The Board noted that the advisory fee includes certain breakpoints that would create economies of scale for the Vest Funds once their assets reached certain levels. Following further discussion of the Vest Funds’ projected asset levels, expectations for growth, and levels of fees, the Board determined that the Vest Funds’ fee arrangement with Vest was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Vest.

Supplemental Information
World Funds Trust (The “Trust”) (unaudited) – (Continued)

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Vest Funds; the basis of decisions to buy or sell securities for the Vest Funds; the method for bunching of portfolio securities transactions; the substance and administration of Vest’s Code of Ethics and other relevant policies described in Vest’s Form ADV. The Board noted that Vest may benefit by being able to direct smaller accounts into the Vest Funds. The Board also considered conflicts of interests associated with the parent affiliate of Vest especially in light of the nature of the Funds. The Board noted that it was possible that the Vest Funds could receive certain other services from the Vest and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations and interpretations thereof (collectively, the “Laws”), the Vest Funds could engage in transactions in securities that trade on CBOE exchanges. The Board considered the procedures that Vest had put in place and planned on putting in place to ensure that any arrangements for services to the Vest Funds from affiliates of Vest would be done in accordance with the Laws. It was noted that Vest may receive certain “soft dollar” benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Vest from managing the Vest Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement.

Subsequent to the April 21, 2016 Board meeting, the Board, at a special meeting held on July 6, 2016, considered the re-approval of the advisory agreement in regards to a proposed reduction in the advisory fee for the CBOE Vest Defined Distribution Strategy Fund (the “Defined Distribution Fund”) (one of the Vest Funds). Counsel directed the Board to a memo from Vest explaining the proposal. Counsel explained the rationale of Vest for proposing the reduction in the advisory fee for the Defined Distribution Fund and noted that it was largely based on marketing considerations garnered by Vest subsequent to the April 21, 2016 Board meeting. The Board considered and Counsel summarized the materials provided to the Board at the April 21, 2016 meeting. The Board directed Counsel to reflect in the minutes of this Meeting that the factors considered and conclusions reached by the Board at its April 21, 2016 meeting (as described above) pertaining to the approval of the investment advisory agreement for the Vest Funds, including specifically the Defined Distribution Fund continue to be relevant and the Board re-adopted those conclusions.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within 30 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vest S&P 500 Buffer Protect Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 23, 2016(A), and held for the period ended October 31, 2016.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Fund Expenses (unaudited) (Continued)

	Beginning Account Value (8/23/16)(A)	Ending Account Value (10/31/16)	Annualized Expense Ratio	Expenses Paid During Period* (8/23/16(A) to 10/31/16)
Institutional Class Actual	$1,000.00	$988.00	1.25%	$2.34
Institutional Class Hypothetical**	$1,000.00	$1,018.75	1.25%	$2.38

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 69 days in the most recent fiscal period divided by 366 days in the current year.
**	5% return before expenses.
(A)	Inception date.

Investment Advisor:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

The Vest Family of Funds

For the period September 14, 2016* to October 31, 2016
*Inception date.

Annual Report to Shareholders

CBOE Vest Defined Distribution Strategy Fund

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Table of Contents
October 31, 2016

1

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Shareholder Letter
October 31, 2016

Dear Shareholder:

We are pleased to present the CBOE Vest Defined Distribution Strategy Fund (the “Fund”) Annual Report to Shareholders for the fiscal period ending October 31, 2016.

For the period starting from the inception date of September 14, 2016 and ending October 31, 2016, the net asset value (“NAV”) per Institutional Class Share of The CBOE Vest Defined Distribution Strategy Fund (“VDDIX”) increased by 0.70%. We compare this performance of the Fund against a fixed income performance benchmark and the US Stock Market performance.

Fixed Income Performance Benchmark

Due to the short-term maturity of the securities held by the fund (less than 3 months), a suitable benchmark for the Fund is the S&P U.S. Treasury Bill 0-3 Month Index, which is designed to measure the performance of U.S. Treasury bills maturing in 0 to 3 months1. The benchmark index’s total return from September 14, 2016 to October 31, 2016 was 0.04%. The Fund’s strategy was constructed to outperform the benchmark by 0.68% (5.25% p.a.) between September 14, 2016 to October 31, 2016. The actual outperformance was lower at 0.66% due to fees and expenses.

US Stock Market Performance

Due to the risk of loss in the Fund from large moves in the US stock markets, we also review the performance of the US stock market. The total return for the S&P 500 Index from September 14, 2016 to October 31, 2016 was -0.04%.

CBOE Vest Lineup is Expanding

During the third quarter of 2016, the CBOE Vest Financial LLC (the “Adviser”) team launched its first two flagship funds, The CBOE Vest S&P 500® Buffer Protect Fund and The CBOE Vest Defined Distribution Strategy Fund. We remain focused on executing our strategy and continue offering new and innovative products to help you manage risks or enhance returns. We expect to launch the third fund, CBOE VEST S&P 500® Enhanced Growth Strategy Fund in the fourth quarter of 2016. This fund will be benchmarked to the CBOE S&P 500® Enhanced Growth Index.

Thank you for your continued support and trust in our ability to manage your investments in the Fund.

[1]	https://us.spindices.com/indices/fixed-income/sp-us-treasury-bill-0-3-month-index

2

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Comparison of $100,000 Investment
As of October 31, 2016 (unaudited)

Institutional Class Shares
Vest Defined Distribution Strategy Fund vs. the S&P U.S. Treasury Bill 0-3 Month Index

Institutional Shares

Total
Return
Since Inception
09/14/16* to 10/31/16

CBOE Vest Defined Distribution Strategy Fund	0.70%
S&P U.S. Treasury Bill 0-3 Month Index	0.04%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

* Inception date.

The S&P U.S. Treasury Bill 0-3 Month Index is designed to measure the performance of U.S. Treasury bills maturing in 0 to 3 months.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.

3

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of October 31, 2016 (unaudited)

4

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Schedule of Investments
As of October 31, 2016

		Fair
	Shares	Value

MONEY MARKET FUND – 0.64%

Federated Treasury Obligations Fund, 0.20%(A)	232	$232

(Cost: $232)

U. S. GOVERNMENT SECURITIES – 93.26%

MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures December 8, 2016*	34,000	33,990

(Cost: $33,990)
TOTAL INVESTMENTS – 93.90%
(Cost: $34,222)		34,222
Other assets, net of liabilities – 6.10%		2,224

NET ASSETS – 100.00%		$36,446

(A)	Effective 7 day yield as of October 31, 2016.
*	Non-income producing

See Notes to Financial Statements

5

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Assets and Liabilities
October 31, 2016

ASSETS
Investments at fair value (identified cost of $34,222) (Note 1)	$34,222
Cash deposits with broker	2,283
Receivable from investment manager	14,118

TOTAL ASSETS	50,623

LIABILITIES
Accrued custody fees	834
Accrued administration, fund accounting, and transfer agent fees	4,471
Accrued shareholder servicing and reports	6,044
Accrued professional fees	1,965
Other accrued expenses	863

TOTAL LIABILITIES	14,177

NET ASSETS	$36,446

Net Assets Consist of:
Paid-in-capital applicable to 3,621 no par value shares of beneficial interest
outstanding, unlimited shares authorized	$36,210
Accumulated net realized gain (loss) on investments	236

Net Assets	36,446

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$36,446
Shares Outstanding	3,621
Net Assets Value, Offering and Redemption Price Per Share	$10.07

See Notes to Financial Statements

6

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Operations
Period September 14, 2016* to October 31, 2016

INVESTMENT INCOME
Interest and amortized discount, short-term	13

Total investment income	13

EXPENSES
Investment management fees (Note 2)	36
Recordkeeping and administrative services (Note 2)	1,644
Accounting fees (Note 2)	1,644
Custody fees	834
Transfer agent fees (Note 2)	1,184
Professional fees	1,965
Compliance fees	583
Shareholder servicing and reports	6,869
Other	403

Total expenses	15,162
Management fee waivers and reimbursed expenses (Note 2)	(15,102)

Net Expenses	60

Net investment income (loss)	(47)

REALIZED GAIN (LOSS)
Net realized gain (loss) on options purchased	(39)
Net realized gain (loss) on options written	322

Net realized gain (loss) on options purchased and written	283

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$236

*	Inception date.

See Notes to Financial Statements

7

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Changes in Net Assets

Period
September 14, 2016*
to October 31, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(47)
Net realized gain (loss) on options purchased and written	283

Increase (decrease) in net assets from operations	236

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	36,210

Increase (decrease) in net assets from capital stock transactions	36,210

NET ASSETS
Increase (decrease) during period	36,446
Beginning of period	–

End of period**	$36,446

** Includes undistributed net investment income (loss) of:	$–

*	Inception date.

See Notes to Financial Statements

8

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Period
	September 14, 2016*
	to October 31, 2016

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.01)
Net realized and unrealized gain (loss) on investments	0.08

Total from investment activities	0.07

Net asset value, end of period	$10.07

Total Return	0.70	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	318.83	%**
Expenses, net of waiver (Note 2)	1.25	%**
Net investment income (loss)	(0.98	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000’s)	$36

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements

9

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016

Note 1 – Organization And Significant Accounting Policies

The CBOE Vest Defined Distribution Strategy Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations September 14, 2016.

The investment objective is to generate consistent periodic distributions for shareholders while preserving capital over the long term.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

The methodology for the Fund was created by the Chicago Board Options Exchange (“CBOE”), a majority owner of the Adviser. The value of the Fund is

10

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®. The Fund will utilize the Defined Distribution Option Strategy on a Reference Index or Reference Exchange Traded Fund (“ETF”) to attempt to collect a target level of premium income on a monthly basis. The Defined Distribution Options Strategy is a type of target outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at the inception of the strategy and held for a specific period of time. The Defined Distribution Options Strategy is an investment in portfolio of options linked to an underlying asset which when bought at the inception of the strategy and held to the expiration of the options seeks to collect a pre-determined level of premium income and reduce the possibility of any loss if the price or level of the underlying asset at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of income sought to be collected through the Defined Distribution Options Strategy represents the maximum profit for the strategy. The Defined Distribution Options Strategy is a ‘market neutral’ strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.

The Fund may utilize FLexible EXchange® Options (“FLEX Options”). FLEX Options are valued by a combination of an affiliated pricing service and an independent third party pricing service both of which utilize an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be

11

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Money Market Fund	$232	$–	$–	$232
U. S. Government Securities	–	33,990	–	33,990

	$232	$33,990	$–	$34,222

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type.

There were no transfers into or out of any levels during the period September 14, 2016 to October 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period September 14, 2016 to October 31, 2016.

Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

12

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period September 14, 2016 to October 31, 2016, such reclassifications reduced accumulated gain (loss) by $47 and reduced accumulated net investment loss by $47. The Fund has $— of accumulated net investment income as of October 31, 2016.

Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect

13

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. The Fund currently offers Class A, Class C, Investor Class and Institutional Class shares. At October 31, 2016, there were no Class A, Class C or Investor Class shares outstanding.

Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

The Fund held no derivative instruments at October 31, 2016.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period September 14, 2016 to October 31, 2016 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Purchased Options	$(39)	$–
Written Options	322	–

*  Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

14

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call

15

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

The activity in options purchased and written during the period September 14, 2016 to October 31, 2016 is as follows:

Options Purchased

		Premiums
	Contracts	Paid

Options outstanding, beginning of period	–	$–
Options purchased	20	40
Options closed	(5)	(10)
Options expired	(15)	(30)

Options outstanding, end of period	–	$–

Options Written

		Premiums
	Contracts	Received

Options outstanding, beginning of period	–	$–
Options written	(20)	(337)
Options closed	5	2
Options expired	15	335

Options outstanding, end of period	–	$–

16

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

CBOE Vest Financial LLC (the “Adviser”), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the period September 14, 2016 to October 31, 2016, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses

0.75%	$36	$36	$15,066

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of October 31, 2016 was $15,102 which expires October 31, 2019.

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class, Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares and Class A Shares expenses and 1.00% for Class C Share expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

17

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

The Fund has adopted a shareholder service plan with respect to its Investor, Institutional Class Shares, Class A Shares and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period September 14, 2016 to October 31, 2016, FDCC received no underwriting fees.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period September 14, 2016 to October 31, 2016, CFS received the following fees:

Administration	Transfer Agent	Accounting

$1,644	$1,184	$1,644

The Fund receives pricing from CBOE Customized Options Pricing Services (“COPS”), an affiliate of CBOE. For the period September 14, 2016 to October 31, 2016, there were no fees paid to COPS for its pricing services. As of October 31, 2016, no fees were due to COPS for its pricing services.

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

18

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Note 3 – Investments

The cost of purchases and proceeds from the sales of securities other than money market securities for the period September 14, 2016 to October 31, 2016, were as follows:

Purchases	Sales

$ 40	$ 2

The above amounts do not include the following:

Premiums from	Options
options written	bought back

$337	$ 15

Purchases of	Sales of
government securities	government securities

$33,978	$ –

Note 4 – Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund intends to make monthly distributions.

There were no distributions paid during the period September 14, 2016 to October 31, 2016.

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Period
September 14, 2016 to
October 31, 2016

Accumulated net realized gain (loss)	$236

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$34,222	$–	$–	$–

19

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
October 31, 2016 – (Continued)

Note 5 – Capital Stock Transactions

Capital stock transactions were:

Period
September 14, 2016 to
October 31, 2016

Institutional Class Shares

Shares sold	3,621
Shares reinvested	–
Shares redeemed	–

Net increase (decrease)	3,621

Note 6 – Control Persons

A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of October 31, 2016, the Adviser owned 99.42% of the outstanding shares of the Fund and is considered a control person.

Note 7 – Organizational and Offering Costs

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.

Note 8 – Subsequent Events

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

20

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Report of Independent Registered Public Accounting Firm
October 31, 2016

To the Shareholders of CBOE Vest Defined Distribution Strategy Fund and Board of Trustees of World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CBOE Vest Defined Distribution Strategy Fund (the “Fund”), a series of World Funds Trust, as of October 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period September 14, 2016 (commencement of operations) through October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period September 14, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2016

21

Supplemental Information
World Funds Trust (The “Trust”)
October 31, 2016 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

Non-Interested Trustees

Number
		Term of		of Funds
	Position(s)	Office and	Principal	in Fund	Other
Name,	Held	Length of	Occupation(s)	Complex	Directorships
Address	With the	Time	During the	Overseen	Held by
and Age	Trust	Served	Past Five Years	by Trustee	Trustee

David J. Urban	Trustee	Indefinite,	Dean, Jones College of	49	None
8730 Stony Point Pkwy		Since	Business, Middle Tennessee
Suite 205		June 2010	State University since
Richmond, VA 23235			July 2013; Virginia
Age: 61			Commonwealth University,
Professor of Marketing from
1989 to 2013.

Mary Lou H. Ivey	Trustee	Indefinite,	Accountant, Harris,	49	None
8730 Stony Point Pkwy		Since	Hardy & Johnstone, P.C.,
Suite 205		June 2010	accounting firm,
Richmond, VA 23235			since 2008.
Age: 58

Theo H. Pitt, Jr.	Trustee	Indefinite;	Senior Partner, Community	49	Independent Trustee
8730 Stony Point Pkwy		Since	Financial Institutions		of Gardner Lewis
Suite 205		August 2013	Consulting (bank consulting)		Investment Trust
Richmond, VA 23235			since 1997 to present.		for the one series of
Age: 80					that trust; Leeward
Investment Trust for
the one series of that
trust; Hillman
Capital Management
Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered
investment companies).

22

Supplemental Information
World Funds Trust (The “Trust”)
October 31, 2016 (unaudited) (Continued)

Officers Who are not Trustees

Number
		Term of		of Funds
	Position(s)	Office and	Principal	in Fund	Other
Name,	Held	Length of	Occupation(s)	Complex	Directorships
Address	With the	Time	During the	Overseen	Held by
and Age	Trust	Served	Past Five Years	by Trustee	Trustee

John Pasco III	President	Indefinite,	President, Treasurer and	N/A	N/A
8730 Stony Point Pkwy	and	Since	Director of Commonwealth
Suite 205	Principal	June 2010	Fund Services, Inc., the Trust’s
Richmond, VA 23235	Executive		Administrator, Transfer Agent,
Age: 71	Officer		Disbursing Agent, and
Accounting Services Agent
since 1993; and President
and Director of First
Dominion Capital Corp.;
the Trust’s underwriter.
Mr. Pasco is a certified
public accountant.

Karen M. Shupe	Treasurer	Indefinite,	Managing Director of Fund	N/A	N/A
8730 Stony Point Pkwy	and	Since	Operations, Commonwealth
Suite 205	Principal	June 2008	Fund Services, Inc.,
Richmond, VA 23235	Financial		2003-present.
Age: 52	Officer

David Bogaert	Vice	Indefinite,	Managing Director of	N/A	N/A
8730 Stony Point Pkwy	President	Since	Business Development,
Suite 205		November	Commonwealth Fund
Richmond, VA 23235		2013	Services, Inc., October
Age: 52			2013–present; Senior Vice
President of Business
Development and other
positions for Huntington
Asset Services, Inc. from
1986 to 2013.

Ann T. MacDonald	Assistant	Indefinite,	Director, Fund Administration	N/A	N/A
8730 Stony Point Pkwy	Treasurer	Since	and Fund Accounting,
Suite 205		November	Commonwealth Fund
Richmond, VA 23235		2015	Services, Inc., 2003–present.
Age: 62

John H. Lively	Secretary	Indefinite,	Attorney, The Law Offices of	N/A	N/A
8730 Stony Point Pkwy		Since	John H. Lively & Associates,
Suite 205		November	Inc. (law firm), March 2010
Richmond, VA 23235		2013	to present.
Age: 47

23

Supplemental Information
World Funds Trust (The “Trust”)
October 31, 2016 (unaudited) (Continued)

Officers Who are not Trustees (continued)

Number
		Term of		of Funds
	Position(s)	Office and	Principal	in Fund	Other
Name,	Held	Length of	Occupation(s)	Complex	Directorships
Address	With the	Time	During the	Overseen	Held by
and Age	Trust	Served	Past Five Years	by Trustee	Trustee

Holly B. Giangiulio	Assistant	Indefinite,	Managing Director,	N/A	N/A
8730 Stony Point Pkwy	Secretary	Since	Corporate Operations,
Suite 205		November	Commonwealth Fund
Richmond, VA 23235		2015	Services, Inc., January
Age: 53			2015-present, Corporate
Accounting and HR Manager
from 2010 to 2015.

Julian G. Winters	Chief	Indefinite,	Managing Member of	N/A	N/A
8730 Stony Point Pkwy	Compliance	Since	Watermark Solutions, LLC
Suite 205	Officer	August 2013	(investment compliance and
Richmond, VA 23235			consulting) since March 2007.
Age: 47

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS WITH CBOE VEST

At a meeting held on April 21, 2016, the Board of Trustees (the “Board”) considered the initial approval of the investment advisory agreement (the

24

Supplemental Information
World Funds Trust (The “Trust”)
October 31, 2016 (unaudited) (Continued)

“Advisory Agreement”) between the Trust and Vest Financial, LLC, a CBOE Company (“Vest”) on behalf of the Vest Funds.1 Legal counsel to the Trust (“Counsel”) reminded the Board that the 1940 Act requires the approval of the investment advisory agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board reflected on its discussions regarding the proposed Advisory Agreement, expense limitation agreement and the anticipated manner in which the Vest Funds would be managed with a representative from Vest at the Meeting. Counsel once again referred to the Board Materials that had been provided in connection with the approval of the Advisory Agreement for the Vest Funds, and he reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Vest Funds, including information presented to the Board in Vest’s presentation earlier in the Meeting and at the Board’s February 2016 meeting, such as information regarding the expense limitation agreement and the manner in which the Vest Funds would be managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Vest Funds and their shareholders; (ii) presentations by Vest management addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Vest Funds; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV of Vest; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

[1]	The Vest Funds include: CBOE Vest Defined Distribution Strategy Fund, CBOE Vest S&P 500® Buffer Protect Strategy Fund, CBOE Vest S&P 500® Buffer Protect (January) Fund, CBOE Vest S&P 500® Buffer Protect (February) Fund, CBOE Vest S&P 500® Buffer Protect (March) Fund, CBOE Vest S&P 500® Buffer Protect (April) Fund, CBOE Vest S&P 500® Buffer Protect (May) Fund, CBOE Vest S&P 500® Buffer Protect (June) Fund, CBOE Vest S&P 500® Buffer Protect (July) Fund, CBOE Vest S&P 500® Buffer Protect (August) Fund, CBOE Vest S&P 500® Buffer Protect (September) Fund, CBOE Vest S&P 500® Buffer Protect (October) Fund, CBOE Vest S&P 500® Buffer Protect (November) Fund, and CBOE Vest S&P 500® Buffer Protect (December) Fund (the “Vest Funds”).

25

Supplemental Information
World Funds Trust (The “Trust”)
October 31, 2016 (unaudited) (Continued)

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Vest, including financial information, a description of personnel and the services provided to the Vest Funds, information on investment advice, performance, summaries of anticipated expenses for the Vest Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Vest Funds; (iii) the anticipated effect of size on the Vest Funds’ performance and expenses; and (iv) benefits to be realized by Vest from its relationship with the Trust and the Vest Funds. The Board also considered the affiliations of Vest and the potential compliance issues that could arise from those affiliations – the Board noted that Vest had taken measures to ensure that any arrangements potentially involving the Vest Funds and affiliates of Vest would be conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Vest.

In this regard, the Board considered the responsibilities of Vest under the Advisory Agreement. The Board reviewed the services to be provided by Vest to the Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Vest Funds’ investment objectives and limitations; the anticipated coordination of services for the Vest Funds among the service providers, and the anticipated efforts of Vest to promote the Vest Funds and grow assets. The Board considered: Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered the financial condition of Vest and its affiliates. The Board considered the measures that Vest had put in place to ensure compliance with applicable law and regulations, including specifically those governing relationships with affiliates of Vest. After reviewing the foregoing and further information from Vest, the Board concluded that the quality, extent, and nature of the services to be provided by Vest were satisfactory and adequate for the Vest Funds.

26

Supplemental Information
World Funds Trust (The “Trust”)
October 31, 2016 (unaudited) (Continued)

Investment Performance of the Vest Funds.

The Board noted that the Vest Funds have not yet commenced operations. The Board also noted that Vest has represented that it is a new investment advisory firm that began operations a year ago and provides managed account product offerings to individuals and other advisers, but that those investments are customized for each individual customer and that due to this high level of customization performance of the strategies could not be compared to how the Vest Funds would operate.

The costs of services to be provided and profits to be realized by Vest from the relationship with the Vest Funds.

In this regard, the Board considered: the financial condition of Vest and the level of commitment to the Vest Funds by Vest’s principals and its affiliate; and the expenses of the Vest Funds, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for Vest in managing each of the Vest Funds. The Board compared the fees and expenses of the Vest Funds (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that at this time it was uncertain which category would be utilized by applicable outside rating agencies and in that regard, the Board considered the fees of the Vest Funds compared to a “US Long/Short Equity” category and to a “Multi-Alternative” category. The Board noted that the advisory fees to be paid to Vest under the Advisory Agreement with respect to each of the Vest Funds, which reflects a tiered breakpoint arrangement, was lower than the average for each of the comparative categories. The Board also noted that to the extent that the master S&P 500® based Vest Fund invests in any of the monthly S&P 500® based Vest Funds, the advisory fee on those assets would be waived by Vest. The Board also determined that these advisory fees were within an acceptable range in light of the services to be rendered by Vest. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Vest with respect to each of the Vest Funds were fair and reasonable.

27

Supplemental Information
World Funds Trust (The “Trust”)
October 31, 2016 (unaudited) (Continued)

The extent to which economies of scale would be realized as the Vest Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Vest Funds’ investors.

In this regard, the Board considered the Vest Funds’ fee arrangements with Vest. The Board noted that the advisory fee includes certain breakpoints that would create economies of scale for the Vest Funds once their assets reached certain levels. Following further discussion of the Vest Funds’ projected asset levels, expectations for growth, and levels of fees, the Board determined that the Vest Funds’ fee arrangement with Vest was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Vest.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Vest Funds; the basis of decisions to buy or sell securities for the Vest Funds; the method for bunching of portfolio securities transactions; the substance and administration of Vest’s Code of Ethics and other relevant policies described in Vest’s Form ADV. The Board noted that Vest may benefit by being able to direct smaller accounts into the Vest Funds. The Board also considered conflicts of interests associated with the parent affiliate of Vest especially in light of the nature of the Funds. The Board noted that it was possible that the Vest Funds could receive certain other services from the Vest and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations and interpretations thereof (collectively, the “Laws”), the Vest Funds could engage in transactions in securities that trade on CBOE exchanges. The Board considered the procedures that Vest had put in place and planned on putting in place to ensure that any arrangements for services to the Vest Funds from affiliates of Vest would be done in accordance with the Laws. It was noted that Vest may receive certain “soft dollar” benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Vest from managing the Vest Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was

28

Supplemental Information
World Funds Trust (The “Trust”)
October 31, 2016 (unaudited) (Continued)

fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement.

Subsequent to the April 21, 2016 Board meeting, the Board, at a special meeting held on July 6, 2016, considered the re-approval of the advisory agreement in regards to a proposed reduction in the advisory fee for the CBOE Vest Defined Distribution Strategy Fund (the “Defined Distribution Fund”) (one of the Vest Funds). Counsel directed the Board to a memo from Vest explaining the proposal. Counsel explained the rationale of Vest for proposing the reduction in the advisory fee for the Defined Distribution Fund and noted that it was largely based on marketing considerations garnered by Vest subsequent to the April 21, 2016 Board meeting. The Board considered and Counsel summarized the materials provided to the Board at the April 21, 2016 meeting. The Board directed Counsel to reflect in the minutes of this Meeting that the factors considered and conclusions reached by the Board at its April 21, 2016 meeting (as described above) pertaining to the approval of the investment advisory agreement for the Vest Funds, including specifically the Defined Distribution Fund continue to be relevant and the Board re-adopted those conclusions.

29

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vest Defined Distribution Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 14, 2016(A), and held for the period ended October 31, 2016.

Actual Expenses Example
The table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Fund Expenses (unaudited) (Continued)

	Beginning Account Value (9/14/16)(A)	Ending Account Value (10/31/16)	Annualized Expense Ratio	Expenses Paid During Period* (9/14/16(A) to 10/31/16
Institutional Class Actual	$1,000.00	$1,007.00	1.25%	$ 1.65
Institutional Class Hypothetical**	$1,000.00	$1,018.75	1.25%	$ 1.65

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 48 days in the most recent fiscal period divided by 366 days in the current year.
**	5% return before expenses
(A)	Inception date

31

Investment Advisor:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

32

ITEM 2.                         CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.                         AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.                         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,000 for 2016 and $0 for 2015.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2015.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2016 and $0 for 2015.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2016 and $0 for 2015.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the E-Valuator Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2015.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                         SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                         PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                         CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                         EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: January 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: January 5, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: January 5, 2017

* Print the name and title of each signing officer under his or her signature.